Pensions and other post-employment benefits - Weighted average duration (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension schemes
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	14 years
Post retirement obligations
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years	12 years